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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
                 -----------------------------------
   Address:      30 Federal Street, Boston, MA 02110
                 -----------------------------------

Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:
         -------------------------------

Signature, Place, and Date of Signing:

                                         Boston, MA       November 4, 2008
   -------------------------------    -----------------   ----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 24
                                        --------------------

Form 13F Information Table Value Total: 171522
                                        --------------------
                                            (thousands)

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FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6 COLUMN 7        COLUMN 8
                                                       Value    Shares/                  Invstmt  Other       Voting Authority
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x1000)   Prn amt  Sh/Prn Put/Call Discretn Mangers  Sole      Shared   None
ACTIVISION BLIZZARD INC      Common Stock   00507V109    3,187   206,563 Sh              Sole                206,563      0      0
ADVANCED ANALOGIC TECHNOLOGI Common Stock   00752J108      132    28,400 Sh              Sole                 28,400      0      0
AIRVANA INC                  Common Stock   00950V101      206    35,000 Sh              Sole                 35,000      0      0
ALVARION LTD                 Common Stock   M0861T100       98    16,800 Sh              Sole                 16,800      0      0
APPLIED MATLS INC            Common Stock    38222105   18,530 1,224,706 Sh              Sole              1,224,706      0      0
BIGBAND NETWORKS INC         Common Stock    89750509      117    31,600 Sh              Sole                 31,600      0      0
CENTURYTEL INC               Common Stock   156700106    6,538   178,400 Sh              Sole                178,400      0      0
COMMVAULT SYSTEMS INC        Common Stock   204166102      164    13,600 Sh              Sole                 13,600      0      0
ENTROPIC COMMUNICATIONS INC  Common Stock   29384R105      272   192,604 Sh              Sole                192,604      0      0
EXAR CORP                    Common Stock   300645108      349    45,500 Sh              Sole                 45,500      0      0
FIBERTOWER CORP              Common Stock   31567R100      617   447,301 Sh              Sole                447,301      0      0
IKANOS COMMUNICATIONS        Common Stock   45173E105       64    32,300 Sh              Sole                 32,300      0      0
JA SOLAR HOLDINGS CO LTD     ADRS STOCKS    466090107      217    20,600 Sh              Sole                 20,600      0      0
LIBERTY MEDIA CORP NEW       Common Stock   53071M500   12,584   503,948 Sh              Sole                503,948      0      0
LIBERTY MEDIA CORP NEW       Common Stock   53071M302      440    32,900 Sh              Sole                 32,900      0      0
MICROSOFT CORP               Common Stock   594918104   29,836 1,117,885 Sh              Sole              1,117,885      0      0
NORTEL NETWORKS CORP NEW     Common Stock   656568508   13,599 6,071,200 Sh              Sole              6,071,200      0      0
PHOTRONICS INC               Common Stock   719405102       49    26,200 Sh              Sole                 26,200      0      0
POWERSHARES QQQ TRUST        Common Stock   73935A104   41,583 1,068,700 Sh              Sole              1,068,700      0      0
QWEST COMMUNICATIONS INTL IN Common Stock   749121109      117    36,200 Sh              Sole                 36,200      0      0
SONUS NETWORKS INC           Common Stock   835916107      516   179,227 Sh              Sole                179,227      0      0
VERIZON COMMUNICATIONS INC   Common Stock   92343V104   38,482 1,199,200 Sh              Sole              1,199,200      0      0
VIACOM INC NEW               Common Stock   92553P102    2,409    97,000 Sh              Sole                 97,000      0      0
VIRAGE LOGIC CORP            Common Stock   92763R104    1,416   239,980 Sh              Sole                239,980      0      0